Pensions and other post-employment benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Exchange adjustments	£ (44)	£ 87	£ (65)
Interest cost	(45)	(18)	(27)
Settlements and curtailments	(6)	(21)	(10)
Employer contributions	(606)	(919)	(312)
Pension benefits | Plan Assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	13,144	19,062	19,206
Exchange adjustments	(209)	408	(153)
Interest cost	601	370	262
Expenses	(30)	(35)	(27)
Settlements and curtailments	2	(8)	(7)
Remeasurement	380	(5,883)	424
Employer contributions	606	919	312
Scheme participants’ contributions	11	15	27
Transfer to assets held for sale/distribution	0	(624)
Benefits paid	(883)	(1,080)	(982)
Plan assets, at fair value	13,622	13,144	19,062
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Remeasurement	(40)	228	78
Post-retirement benefits | Plan Assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	0	0	0
Exchange adjustments	0	0	0
Interest cost	0	0	0
Expenses	0	0	0
Settlements and curtailments	0	0	0
Remeasurement	0	0	0
Employer contributions	98	117	105
Scheme participants’ contributions	18	18	15
Transfer to assets held for sale/distribution	0	0
Benefits paid	(116)	(135)	(120)
Plan assets, at fair value	0	0	0
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	9,014	13,632
Plan assets, at fair value	9,498	9,014	13,632
UK | Plan Assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	9,014	13,632	13,582
Exchange adjustments	0	0	0
Interest cost	430	271	187
Expenses	(14)	(14)	(15)
Settlements and curtailments	0	0	0
Remeasurement	217	(4,981)	354
Employer contributions	363	755	139
Scheme participants’ contributions	0	0	3
Transfer to assets held for sale/distribution	0	0
Benefits paid	(512)	(649)	(618)
Plan assets, at fair value	9,498	9,014	13,632
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	2,260	2,524
Plan assets, at fair value	2,142	2,260	2,524
US | Plan Assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	2,260	2,524	2,635
Exchange adjustments	(125)	286	31
Interest cost	111	71	57
Expenses	(16)	(21)	(12)
Settlements and curtailments	0	0	0
Remeasurement	85	(324)	40
Employer contributions	125	50	40
Scheme participants’ contributions	0	0	0
Transfer to assets held for sale/distribution	0	0
Benefits paid	(298)	(326)	(267)
Plan assets, at fair value	2,142	2,260	2,524
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	1,870	2,932
Plan assets, at fair value	1,982	1,870	2,932
Rest of World | Plan Assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value	1,870	2,906	2,989
Exchange adjustments	(84)	122	(184)
Interest cost	60	28	18
Expenses	0	0	0
Settlements and curtailments	2	(8)	(7)
Remeasurement	78	(578)	30
Employer contributions	118	114	133
Scheme participants’ contributions	11	15	24
Transfer to assets held for sale/distribution	0	(624)
Benefits paid	(73)	(105)	(97)
Plan assets, at fair value	£ 1,982	£ 1,870	£ 2,906